Equity securities and other investments	12 Months Ended
Mar. 31, 2024
Equity securities and other investments
Equity securities and other investments
11.
Equity securities and other investments

	As of March 31, 2023
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	107,535	216	107,751
Investments in privately held companies	97,701	(10,664)	87,037
Debt investments:
Debt securities and loan investments	22,210	(7,105)	15,105
Other treasury investments	40,736	—	40,736
	268,182	(17,553)	250,629

	As of March 31, 2024
	Original cost	Cumulative net losses	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	92,456	(25,275)	67,181
Investments in privately held companies	110,863	(14,385)	96,478
Debt investments:
Debt securities and loan investments	20,723	(9,641)	11,082
Other treasury investments	106,150	—	106,150
	330,192	(49,301)	280,891

Details of the significant additions during the years ended March 31, 2022, 2023 and 2024 are set out in Note 4.

Equity securities

For equity securities which were still held as of March 31, 2022, 2023 and 2024, net unrealized losses, including impairment losses, of RMB25,587 million, RMB29,481 million and RMB28,790 million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2022, 2023 and 2024.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2023 and 2024 were RMB79,545 million and RMB89,660 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2023, the Company recorded cumulative upward adjustments of RMB17,782 million and cumulative impairments and downward adjustments of RMB26,922 million. For these investments, the Company recorded upward adjustments of RMB4,205 million and impairments and downward adjustments of RMB13,266 million during the year ended March 31, 2023.

For equity investments accounted for using the measurement alternative as of March 31, 2024, the Company recorded cumulative upward adjustments of RMB20,965 million and cumulative impairments and downward adjustments of RMB32,760 million. For these investments, the Company recorded upward adjustments of RMB8,121 million and impairments and downward adjustments of RMB11,585 million during the year ended March 31, 2024.

11.
Equity securities and other investments (Continued)

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2023 and 2024 were RMB7,167 million and RMB3,344 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was lower than their aggregate unpaid principal balance as of March 31, 2023 and 2024 by RMB2,993 million and RMB4,607 million, respectively. Unrealized losses recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB3,112 million, RMB262 million and RMB1,225 million during the years ended March 31, 2022, 2023 and 2024, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2023 and 2024 were RMB4,085 million and RMB5,034 million, respectively.

During the years ended March 31, 2022, 2023 and 2024, impairment losses (reversal of impairment losses) on these debt investments of RMB3,225 million, RMB(356) million and RMB872 million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

During the year ended March 31, 2023, there were modifications, including alignment of the maturity date and adjustments of numbers of collateral, to loans provided to a shareholder of an equity method investee with principal amount of RMB4,931 million. As of March 31, 2023, repayment of the modified loan is expected to be provided substantially through the sale of collateral, while as of March 31, 2024, repayment of another loan with principal amount of RMB596 million and the modified loan are expected to be provided substantially through the sale of collateral. Expected credit losses for these loans were assessed on an individual basis, based on the fair value of the corresponding shares pledged as collateral as of the reporting date, adjusted for selling costs as appropriate. The fair value of the collateral as of March 31, 2023 and 2024 were RMB3,574 million and RMB3,304 million, respectively. There is no commitment to lend additional funds.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Other treasury investments mainly comprise of investments in fixed deposits, certificates of deposits and marketable debt securities with original maturities over one year for treasury purposes.